Schedule of Changes in the Estimate Fair Value (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Balance at December 31, 2024			$ 150,000	$ 136,450	$ 150,000	$ 136,450
Change in fair value - SAFE notes					(13,550)	13,550
Balance at September 30, 2025					136,450	150,000
Issuance of additional notes			1,695,000
Change in fair value - SAFE notes	$ 219,952	$ 6,450	461,252	7,100	$ (13,550)	$ 13,550
Conversion of SAFE notes			$ (2,306,252)